IMPAIRMENT CHARGES, NET OF REVERSAL Disclosure of impairment loss (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Disclosure of impairment loss

	Years ended December 31,
	2019	2018
Doyon CGU[1]
Property, plant and equipment	$395.0	$—
Essakane CGU
Property, plant and equipment	(122.0)	—
Other
Property, plant and equipment[2]	12.5	—
Exploration and evaluation assets	2.3	—
	$287.8	$—

1	The Doyon CGU consists of the Doyon, Mouska, and Westwood mines.

2	Impairment of detox plant at the Essakane mine.